Related Party Transactions and Balances (Narrative) (Details)	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) $ / shares $ / yr shares	Jan. 31, 2015 USD ($) $ / shares $ / yr shares
Related Party Transactions And Balances 1		$ 0
Related Party Transactions And Balances 2		50,000
Related Party Transactions And Balances 3		17,060
Related Party Transactions And Balances 4		24,682
Related Party Transactions And Balances 5		978,779
Related Party Transactions And Balances 6		0
Related Party Transactions And Balances 7		8,247
Related Party Transactions And Balances 8		791
Related Party Transactions And Balances 9		0
Related Party Transactions And Balances 10		58,400
Related Party Transactions And Balances 11		112,700
Related Party Transactions And Balances 12		3,147,400
Related Party Transactions And Balances 13		267,918
Related Party Transactions And Balances 14		132,500
Related Party Transactions And Balances 15		$ 0
Related Party Transactions And Balances 16 | shares		75,000
Related Party Transactions And Balances 17 | shares		300,000
Related Party Transactions And Balances 18		$ 24,900
Related Party Transactions And Balances 19		$ 25,500
Related Party Transactions And Balances 20 | $ / yr		400,000
Related Party Transactions And Balances 21 | shares		57,150,000
Related Party Transactions And Balances 22		20.00%
Related Party Transactions And Balances 23 | $ / shares		$ 0.128
Related Party Transactions And Balances 24 | shares		100,000
Related Party Transactions And Balances 25		$ 15,000
Related Party Transactions And Balances 26 | $ / shares		$ 0.15
Related Party Transactions And Balances 27		$ 170,369
Related Party Transactions And Balances 28		0
Related Party Transactions And Balances 29		10,400
Related Party Transactions And Balances 30		$ 0
Related Party Transactions And Balances 31 | $ / yr		200,000
Related Party Transactions And Balances 32 | shares		2,800,000
Related Party Transactions And Balances 33 | $ / shares		$ 0.128
Related Party Transactions And Balances 34		4,320,000
Related Party Transactions And Balances 35 | $ / shares		$ 0.128
Related Party Transactions And Balances 36 | $ / yr		175,000
Related Party Transactions And Balances 37 | shares		3,700,000
Related Party Transactions And Balances 38 | $ / shares		$ 0.128
Related Party Transactions And Balances 1	$ 13,225
Related Party Transactions And Balances 2	17,060
Related Party Transactions And Balances 3	978,779
Related Party Transactions And Balances 4	978,779
Related Party Transactions And Balances 5	22,567
Related Party Transactions And Balances 6	8,247
Related Party Transactions And Balances 7	807
Related Party Transactions And Balances 8	791
Related Party Transactions And Balances 9	1,180,635
Related Party Transactions And Balances 10	30,441
Related Party Transactions And Balances 11	46,700
Related Party Transactions And Balances 12	$ 0
Related Party Transactions And Balances 13 | shares	75,000
Related Party Transactions And Balances 14 | shares	300,000
Related Party Transactions And Balances 15	$ 0
Related Party Transactions And Balances 16	$ 15,000
Related Party Transactions And Balances 17 | $ / yr	400,000
Related Party Transactions And Balances 18 | shares	57,150,000
Related Party Transactions And Balances 19	20.00%
Related Party Transactions And Balances 20 | $ / shares	$ 0.128
Related Party Transactions And Balances 21 | shares	100,000
Related Party Transactions And Balances 22 | $ / shares	$ 0.15
Related Party Transactions And Balances 23	$ 237,035
Related Party Transactions And Balances 24	170,369
Related Party Transactions And Balances 25	4,160
Related Party Transactions And Balances 26	$ 0
Related Party Transactions And Balances 27 | $ / yr	200,000
Related Party Transactions And Balances 28 | shares	2,800,000
Related Party Transactions And Balances 29 | $ / shares	$ 0.128
Related Party Transactions And Balances 30 | $ / yr	175,000
Related Party Transactions And Balances 31 | shares	3,700,000
Related Party Transactions And Balances 32 | $ / shares	$ 0.128